SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 1,601,486	$ 2,044,562
CANADA
IfrsStatementLineItems [Line Items]
Revenue	1,592,094	1,467,830
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	$ 9,392	$ 576,732